Related Party Transactions	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Related party transactions

Note 20. Related party transactions

1)	Nature of relationships with related parties

Name	Relationship with the Company
Wenzao Huang	Director and shareholder of the Company
Yunjun Huang	Director and shareholder of the Company
Rongjun Xu	CEO of the Company
Lihui Xu	Shareholder of the Company
Lianken Enterprise Limited (“Lianken”)	100% owned by Wenzao Huang
Tianhua Enterprise Limited (“Tianhua”)	100% owned by Xiaolong Chen
Xingcan Enterprise Limited (“Xingcan”)	100% owned by Yunjun Huang
Weibo Enterprise Limited (“Weibo”)	100% owned by Jinliang Xu
Quanzhou Huasen Hardware and Plastic Products Co., Ltd (“Quanzhou Huasen”)	100% owned by Wenzao Huang
Dayu Yaodong Hardware and Plastic Products Co., Ltd (“Dayuyaodong”)	A member of the board of supervisors of Dayuyaodong is Wenzao Huang
2)	Related party balances

Accounts	Name of related parties	As of June 30, 2025	As of December 31, 2024
Due to related parties	Wenzao Huang	$160,336	$162,034
	Lihui Xu	9,473	24,734
	Rongjun Xu	3	—
Due to related parties		$169,812	$186,768

Accounts	Name of related parties	As of June 30, 2025	As of December 31, 2024
Due from related parties	Lianken	523	258
	Tianhua	522	258
	Xingcan	522	257
	Weibo	522	257
Due from related parties		$2,089	$1,030

3)      Related party transactions

For the fiscal six months ended June 30, 2025, the Operating Entity provided loans to related parties. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend from Operating Entity	Repaid to Operating Entity
Lianken	$267	$—
Tianhua	267	—
Xingcan	268	—
Weibo	268	—
Total	$1,070	$—

For the six months ended June 30, 2024, the related parties provided working capital to support the Operating Entity’s operations when needed. The borrowings were unsecured, due on demand, and interest-free. The following table summarizes the Operating Entity’s borrowing transactions with the related parties:

Name of related parties	Lend to Operating Entity	Collect from Operating Entity
Wenzao Huang	$225,919	$225,919
Yunjun Huang	346,503	—
Lianken	—	256
Tianhua	—	256
Xingcan	—	256
Weibo	—	256
Total	$572,422	$226,943
Transaction Types	Name of related parties	For the six months ended June 30, 2025	For the six months ended June 30, 2024
Sales	Quanzhou Huasen	$11,592	$2,424
	Dayuyaodong	—	1,227
Total		$11,592	$3,651

For the six months ended June 30, 2025 and 2024, the Company generated revenue from related parties in the amount of $11,592 and $3,651, respectively.

The following table summarizes the Operating Entity’s accounts receivable balance with the related parties:

Accounts	Name of related parties	As of June 30, 2025	As of December 31, 2024
Accounts receivable	Quanzhou Huasen	$5,765	$—
Total		$5,765	$—

As of June 30, 2025 and December 31, 2024, the Company’s accounts receivable balance from related parties amounted to $5,765 and nil, respectively.